Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc. February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 138.54%Δ
Australia - 15.80%
APA Group ∞	403,296	$2,842,273
Atlas Arteria ∞	1,211,728	6,385,865
Spark Infrastructure Group ∞	3,981,176	5,500,885
Sydney Airport ∞	1,991,506	10,177,423
Transurban Group ∞	2,609,374	25,444,232
		50,350,678
Canada - 15.44%
Enbridge ∞	446,034	16,601,869
Hydro One 144A # ∞	229,180	4,599,821
Pembina Pipeline ∞	166,697	6,004,694
TC Energy ∞	422,016	21,996,081
		49,202,465
China/Hong Kong - 6.03%
China Longyuan Power Group Class H ∞	6,155,000	3,234,140
CLP Holdings ∞	1,190,500	12,579,440
Huadian Fuxin Energy Class H ∞	19,826,000	3,391,538
		19,205,118
France - 3.59%
Aeroports de Paris ∞	45,090	6,702,663
Vinci ∞	46,859	4,734,986
		11,437,649
Italy - 18.84%
Atlantia ∞	1,028,698	22,249,443
Enav 144A # ∞	2,905,426	17,352,242
Enel ∞	853,768	7,165,821
Snam ∞	470,743	2,334,117
Terna Rete Elettrica Nazionale ∞	1,654,614	10,938,196
		60,039,819
Japan - 3.02%
East Japan Railway ∞	125,900	9,616,606
		9,616,606
Mexico - 7.55%
ALEATICA ∞	9,858,079	14,198,879
Infraestructura Energetica Nova ∞	2,245,906	9,858,572
		24,057,451
Netherlands - 1.07%
Koninklijke Vopak ∞	71,908	3,423,150
		3,423,150
Spain - 7.87%
Aena SME 144A # ∞	57,709	9,295,016

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Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain (continued)
Iberdrola ∞	1,218,170	$13,945,821
Sacyr ∞	684,650	1,826,988
		25,067,825
Switzerland - 3.28%
Flughafen Zuerich ∞	68,844	10,441,404
		10,441,404
United Kingdom - 15.26%
National Grid ∞	1,590,328	20,047,257
Severn Trent ∞	378,706	12,021,538
United Utilities Group ∞	1,362,957	16,537,406
		48,606,201
United States - 40.79%
American Electric Power ∞	150,113	13,399,086
Atmos Energy ∞	45,900	4,739,175
Cheniere Energy † ∞	471,899	24,203,700
Dominion Energy ∞	101,300	7,919,634
DTE Energy ∞	58,000	6,476,860
Eversource Energy ∞	67,650	5,849,019
Kinder Morgan ∞	513,437	9,842,587
NextEra Energy ∞	65,000	16,429,400
Sempra Energy ∞	162,600	22,728,228
Southwest Gas Holdings ∞	166,551	10,772,519
Williams ∞	399,400	7,608,570
		129,968,778

Total Common Stock (cost $450,080,244)		441,417,144

Master Limited Partnerships – 4.90%
Energy Transfer Equity ∞	376,700	4,173,836
Enterprise Products Partners ∞	291,884	6,812,572
Magellan Midstream Partners ∞	84,893	4,630,913
Total Master Limited Partnerships (cost $18,245,863)		15,617,321
Total Value of Securities – 143.44%
(cost $468,326,107)		457,034,465
Leverage Facility – (46.50%)		(148,157,909)
Receivables and Other Assets Net of Liabilities – 3.06%		9,737,138
Net Assets Applicable to 12,468,293 Shares Outstanding – 100.00%		$318,613,694

2 NQ-MGU [2/20] 4/20 (1139745)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At
February 29, 2020, the aggregate value of Rule 144A securities was $31,247,079, which represents
9.81% of the Fund’s net assets.
Δ Securities have been classified by country of origin.
†	Non-income producing security.
∞ Fully or partially pledged as collateral for borrowing transactions.

The following foreign currency exchange contracts were outstanding at Feb. 29, 2020:

Foreign Currency Exchange Contracts
	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	819,257	USD	537,938	3/2/20	$—	$(4,193)
BNYM	AUD	737,734	USD	476,003	3/3/20	4,642	—
BNYM	EUR	2,490,913	USD	2,737,752	3/2/20	12,635	—
Total Foreign Currency Exchange Contracts						$17,277	$(4,193)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciateion) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
EUR – European Monetary Unit
USD – US Dollar

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